S000002682 [Member] N-1A Cover	Apr. 30, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	UBS SERIES FUNDS
Entity Central Index Key	0001060517
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Prospectus Date	Aug. 28, 2025